Impairment losses and goodwill - Impairment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of non-current assets	€ 17	€ 30	€ (73)
Jordan Telecom and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net book value of tested assets		€ 800
Net carrying value of asset tested (as a percent)		100.00%
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of non-current assets	€ (1)	€ (1)	€ (89)
Reversal of impairment loss recognised in profit or loss, goodwill		€ 89
Spain, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net book value of tested assets				€ 7,700